TAXES ON INCOME, NET - (Schedule of Reconciliation of Statutory and Effective Tax Rate) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income (loss) before income taxes	$ 35,397	$ (9,709)	$ (9,784)
Israel statutory tax rate	8,141
Effect of benefitted income preferred technological enterprise in Israel	(3,867)
Changes in valuation allowance	(4,402)
Non taxable or non deductible items	234
Other	7
Foreign tax effects - United States:
Statutory tax rate difference between the United States and Israel	(5)
State tax change in rate	86
Changes in valuation allowance	(155)
Other	15
Effective tax rate	$ 54	$ 4,522	$ 8,970
Percent
Income (loss) before income taxes	100.00%
Israel statutory tax rate	23.00%	23.00%	23.00%
Effect of benefitted income preferred technological enterprise in Israel	(10.93%)
Changes in valuation allowance	(12.43%)
Non taxable or non deductible items	0.66%
Other	0.02%
Foreign tax effects - United States:
Statutory tax rate difference between the United States and Israel	(0.01%)
State tax change in rate	0.24%
Changes in valuation allowance	(0.44%)
Other	0.04%
Effective tax rate	0.15%